Warrants - Series H Warrants - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	67,735,066	67,640,513	13,219,597
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	13,219,597	94,553	13,219,597
Series H Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	56,250,000	56,250,000
Note 2016 [Member] | Series H Warrant [Member] | Common Stock
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	56,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	7
Class Of Warrant Or Right Exercisable Period Description	Each Series H Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter.
Exercise period	5 years